Long-Term Debt Additional Details (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014
7.7 % Due in 2015
Debt Instrument [Line Items]
Interest rate on notes		7.70%
Debt instrument, face amount		$ 125,000,000
5.5 % Due in 2016
Debt Instrument [Line Items]
Interest rate on notes	5.50%	5.50%
Debt instrument, face amount	$ 800,000,000	$ 800,000,000
7.125 % Due in 2017
Debt Instrument [Line Items]
Interest rate on notes	7.125%	7.125%
Debt instrument, face amount	$ 150,000,000	$ 150,000,000
2.6 % Due in 2017
Debt Instrument [Line Items]
Interest rate on notes	2.60%	2.60%
Debt instrument, face amount	$ 400,000,000	$ 400,000,000
2.355 % Due in 2017
Debt Instrument [Line Items]
Interest rate on notes	2.355%	2.355%
Debt instrument, face amount	$ 46,000,000	$ 46,000,000
1.4% Due in 2018
Debt Instrument [Line Items]
Interest rate on notes	1.40%	1.40%	1.40%
Debt instrument, face amount	$ 300,000,000	$ 300,000,000
5.0 % Due in 2020
Debt Instrument [Line Items]
Interest rate on notes	5.00%	5.00%
Debt instrument, face amount	$ 500,000,000	$ 500,000,000
4.25% Due in 2021
Debt Instrument [Line Items]
Interest rate on notes	4.25%	4.25%
Debt instrument, face amount	$ 500,000,000	$ 500,000,000
3.75 % Due in 2022
Debt Instrument [Line Items]
Interest rate on notes	3.75%	3.75%
Debt instrument, face amount	$ 450,000,000	$ 450,000,000
3.625% Due in 2024
Debt Instrument [Line Items]
Interest rate on notes	3.625%	3.625%	3.625%
Debt instrument, face amount	$ 500,000,000	$ 500,000,000
6.0 % Due in 2036
Debt Instrument [Line Items]
Interest rate on notes	6.00%	6.00%
Debt instrument, face amount	$ 400,000,000	$ 400,000,000
5.7 % Due in 2041
Debt Instrument [Line Items]
Interest rate on notes	5.70%	5.70%
Debt instrument, face amount	$ 300,000,000	$ 300,000,000
5.25 % Due in 2042
Debt Instrument [Line Items]
Interest rate on notes	5.25%	5.25%
Debt instrument, face amount	$ 250,000,000	$ 250,000,000
4.625% Due in 2044
Debt Instrument [Line Items]
Interest rate on notes	4.625%	4.625%	4.625%
Debt instrument, face amount	$ 450,000,000	$ 450,000,000
6.95 % Due in 2046
Debt Instrument [Line Items]
Interest rate on notes	6.95%	6.95%
Debt instrument, face amount	$ 125,000,000	$ 125,000,000
4.95% Due in 2064
Debt Instrument [Line Items]
Interest rate on notes	4.95%	4.95%	4.95%
Debt instrument, face amount	$ 450,000,000	$ 450,000,000